Segment Disclosures	12 Months Ended
Dec. 31, 2020
Disclosure of operating segments [abstract]
Segment Disclosures
The Company has one operating segment, being mineral exploration, with assets located in Canada and the United States, as follows:

	December 31, 2020			December 31, 2019
	Canada	USA	Total	Canada	USA	Total

Mineral property interests	$12,024	$3,796	$15,820	$11,864	$4,219	$16,083
Leasehold improvements and equipment	83	-	83	128	-	128